AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

June 30, 2022 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*

Multi-Strategy
Elliott International Limited	48,511	$96,746,620	9.4%	Quarterly
Hudson Bay International Fund, Ltd.	54,803	54,968,673	5.4	Quarterly
LMR Fund Limited	206,673	46,514,903	4.5	Quarterly
Millennium International, Ltd.	7,000	7,424,350	0.7	Quarterly
Myriad Opportunities Offshore Fund Limited	32	0	0.0	At Fund’s Discretion
Point72 Capital International, Ltd.	420,000	43,919,960	4.3	Quarterly
Schonfeld Strategic Partners Offshore Fund, Ltd.	39,700	55,952,792	5.4	Monthly

Total		305,527,298	29.7

Global Macro
Alphadyne International Fund, Ltd.	38,194	47,215,066	4.6	Quarterly
Brevan Howard Alpha Strategies Fund Limited	483,136	55,580,731	5.4	Quarterly
Brevan Howard AS Macro Fund Limited	179,206	22,210,793	2.2	Monthly
Capula Tactical Macro Fund Limited	170,000	16,460,306	1.6	Monthly
John Street Systematic Fund Limited	129,970	29,263,867	2.9	Monthly
Pharo Macro Fund, Ltd.	5,995	24,763,266	2.4	Quarterly
The Tudor BVI Global Fund, Ltd.	4,327	74,380,342	7.2	Quarterly

Total		269,874,371	26.3

Long/Short Equity
Coatue Offshore Fund, Ltd.	95,477	32,184,832	3.1	Quarterly
Janchor Partners Pan-Asian Fund	170,721	22,540,080	2.2	Triennially
Nokota LC, LLC	1,166	235,747	0.0	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	344	231,902	0.0	At Fund’s Discretion
Schonfeld Fundamental Equity Offshore Fund, Ltd.	39,203	53,875,371	5.3	Quarterly
The Children’s Investment Fund	116,611	22,347,371	2.2	Biennial
Think Investments Offshore, Ltd.	17,535	40,944,175	4.0	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	21,269	35,173,587	3.4	Quarterly

Total		207,533,065	20.2

Event Driven
Antara Capital Offshore Fund, Ltd.	31,848	27,727,500	2.7	Quarterly
Indaba Capital Partners (Cayman), L.P.	25,248	31,317,088	3.1	Quarterly
Lion Point International, Ltd.	10,730	13,943,987	1.4	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,332,306	0.2	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II, Ltd.	18,521	21,859,403	2.1	Quarterly
Senator Global Opportunity Offshore Fund, Ltd.	11,871	13,680,287	1.3	Quarterly

Total		110,860,571	10.8

Credit/Distressed
King Street Capital, Ltd.	21,012	2,401,665	0.2	At Fund’s Discretion
LMR CCSA Fund Limited	185,763	20,460,412	2.0	Quarterly
Theorem Prime+ Yield Fund Offshore LP	10,000	10,000,000	1.0	Quarterly

Total		32,862,077	3.2

Total Underlying Portfolios (cost $723,822,720)		926,657,382	90.2

Common Stocks
Special Purpose Acquisition Company
BlueRiver Acquisition Corp. - Class A(a)	100,000	983,000	0.1
Churchill Capital Corp. VII - Class A(a)	24,402	238,408	0.0
Climate Real Impact Solutions II Acquisition Corp. - Class A(a)	57,556	565,776	0.1

Company	Shares	Fair Value ($)	% Net Assets

Compute Health Acquisition Corp. - Class A(a)	100,000	$981,000	0.1%
Constellation Acquisition Corp. I - Class A(a)	45,223	444,542	0.0
D & Z Media Acquisition Corp. - Class A(a)	15,000	147,150	0.0
DiamondHead Holdings Corp. - Class A(a)	51,562	506,854	0.1
Elliott Opportunity II Corp. - Class A(a)	535,800	5,207,976	0.5
EQ Health Acquisition Corp. - Class A(a)	93,458	918,692	0.1
Hudson Executive Investment Corp. II(a)	97,230	956,743	0.1
Kernel Group Holdings, Inc. - Class A(a)	50,000	491,000	0.1
Lazard Growth Acquisition Corp. I(a)	110,655	1,082,206	0.1
Music Acquisition Corp. (The) - Class A(a)	76,500	749,700	0.1
New Vista Acquisition Corp. - Class A(a)	97,916	961,535	0.1
Pivotal Investment Corp. III - Class A(a)	109,130	1,070,565	0.1
RMG Acquisition Corp. III - Class A(a)	15,344	150,985	0.0
Social Leverage Acquisition Corp. I - Class A(a)	34,012	334,338	0.0
Thunder Bridge Capital Partners III, Inc. - Class A(a)	25,572	250,861	0.0
TLG Acquisition One Corp. - Class A(a)	97,161	952,178	0.1

Total Common Stocks (cost $16,878,961)		16,993,509	1.7

Warrants
Special Purpose Acquisition Company
BlueRiver Acquisition Corp. - Class A, expiring 01/04/2026(a)	33,333	3,333	0.0
Churchill Capital Corp. VII, expiring 02/29/2028(a)	4,887	1,699	0.0
Climate Real Impact Solutions II Acquisition Corp. , expiring 12/31/2027(a)	11,511	1,957	0.0
Compute Health Acquisition Corp. - Class A, expiring 12/31/2027(a)	25,000	5,500	0.0
Constellation Acquisition Corp. I - Class A, expiring 12/31/2027(a)	15,074	1,966	0.0
D & Z Media Acquisition Corp. - Class A, expiring 12/31/2027(a)	5,000	500	0.0
DiamondHead Holdings Corp. - Class A, expiring 01/28/2028(a)	12,890	1,289	0.0
Elliott Opportunity II Corp. , expiring 02/19/2023(a)	133,950	34,894	0.0
EQ Health Acquisition Corp. - Class A, expiring 02/02/2028(a)	46,729	4,397	0.0
Hudson Executive Investment Corp. II, expiring 01/31/2027(a)	24,307	4,857	0.0
Kernel Group Holdings, Inc. - Class A, expiring 01/31/2027(a)	25,000	2,623	0.0
Lazard Growth Acquisition Corp. I, expiring 12/31/2027(a)	22,131	5,533	0.0
Music Acquisition Corp. (The) - Class A, expiring 02/05/2028(a)	38,250	3,404	0.0
New Vista Acquisition Corp. - Class A, expiring 12/31/2027(a)	32,638	3,623	0.0
Pivotal Investment Corp. III - Class A, expiring 12/31/2027(a)	21,826	2,429	0.0
RMG Acquisition Corp. III - Class A, expiring 12/31/2027(a)	3,068	245	0.0
Social Leverage Acquisition Corp. I - Class A, expiring 12/31/2027(a)	8,503	1,276	0.0
Thunder Bridge Capital Partners III, Inc. - Class A, expiring 02/15/2028(a)	5,114	1,176	0.0
TLG Acquisition One Corp. - Class A, expiring 12/31/2027(a)	32,387	2,591	0.0

Total Warrants (cost $488,604)		83,292	0.0

Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(b) (c) (d) (cost $78,374,336)	78,374,336	78,374,336	7.6

Total Investments (cost $819,564,621)(e)		1,022,108,519	99.5
Other assets less liabilities		5,362,902	0.5

Net Assets		$1,027,471,421	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Activision Blizzard, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	292		07/15/2025	$(292,203)
American Campus Communities	1 Month SOFR Plus 0.35%	Maturity	USD	2		07/15/2025	(2,028)
Change Healthcare, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	138		01/05/2023	(137,689)
CMC Materials, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	196		07/15/2025	(195,817)
Coherent, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	1,001		01/05/2023	1,000,602
EMIS Group PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	0	**	07/15/2025	256
Flagstar Bancorp, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	878		07/15/2025	(878,173)
GCP Applied Technologies	1 Month SOFR Plus 0.35%	Maturity	USD	1		07/15/2025	587
PS Business Parks, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	0	**	07/15/2025	(88)
Sanne Group PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	9		07/15/2025	11,081
Shaw Communications, Inc.	1 Month CDOR Plus 0.35%	Maturity	CAD	738		01/05/2023	572,166
Umpqua Holdings Corp.	1 Month SOFR Plus 0.35%	Maturity	USD	758		07/15/2025	(757,789)
Vivo Energy PLC	1 Month SOFR Plus 0.35%	Maturity	USD	8		07/15/2025	7,952
Welbilt, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	620		07/15/2025	619,596
Zendesk, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	5		07/15/2025	(5,422)
JPMorgan Chase Bank, NA
Alleghany Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	11		08/12/2022	(11,060)
Atotech, Ltd.	1 Month OBFR Plus 0.40%	Maturity	USD	801		08/12/2022	(801,063)
Biohaven Pharmaceutical Holding Co., Ltd.	1 Month OBFR Plus 0.40%	Maturity	USD	116		08/12/2022	115,791
Black Knight, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	202		08/12/2022	(202,019)
Catchmark Timber Trust, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	24		08/12/2022	(24,418)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Contourglobal PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	0	**	08/12/2022	$20
Cornerstone Building Brands	1 Month OBFR Plus 0.40%	Maturity	USD	12		08/12/2022	12,243
Duke Realty Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	309		08/12/2022	308,762
First Horizon Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	281		08/12/2022	(281,385)
Healthcare Trust of America	1 Month OBFR Plus 0.40%	Maturity	USD	470		08/12/2022	(470,054)
Hibernia REIT PLC	1 Month ESTR Plus 0.30%	Maturity	EUR	11		08/12/2022	(11,693)
Homeserve PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	14		08/12/2022	16,849
Ideagen PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	4		08/12/2022	4,637
Leovegas AB	1 Month STIBOR Plus 0.35%	Maturity	SEK	90		08/12/2022	8,766
LHC Group, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	321		08/12/2022	(320,505)
Mandiant, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	51		08/12/2022	(51,032)
Menzies (John) PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	2		08/12/2022	(1,921)
Meritor, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	88		08/12/2022	88,004
Neophotonics Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	115		08/12/2022	114,725
Nielsen Holdings PLC	1 Month OBFR Plus 0.40%	Maturity	USD	253		08/12/2022	(252,924)
Plantronics, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	11		08/12/2022	10,697
PNM Resources, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	146		08/12/2022	(146,335)
Rogers Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	148		08/12/2022	(148,238)
Sailpoint Technologies Holdings, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	21		08/12/2022	(21,279)
Sierra Oncology, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	24		08/12/2022	24,389
Silicon Motion Technology	1 Month OBFR Plus 0.40%	Maturity	USD	364		08/12/2022	(364,331)
South Jersey Industries, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	33		08/12/2022	32,882

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Swedish Match AB	1 Month STIBOR Plus 0.35%	Maturity	SEK	566		08/12/2022	$55,206
Tenneco, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	151		08/12/2022	(151,130)
Vifor Pharma Group	1 Month OBFR Plus 0.40%	Maturity	USD	95		08/12/2022	(94,857)
VMware, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	416		08/12/2022	(416,169)
Vonage Holdings Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	205		08/12/2022	(204,844)
Yamana Gold, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	652		08/12/2022	(651,921)
Morgan Stanley Capital Services LLC
Avast PLC	1 Month SONIA Plus 0.54%	Maturity	GBP	680		10/18/2023	(826,014)
Brewin Dolphin Holdings PLC	1 Month SONIA Plus 0.54%	Maturity	GBP	1		10/18/2023	1,419
Citrix Systems, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	55		10/18/2023	(55,168)
Intertrust NV	1 Month EURIBOR Plus 0.50%	Maturity	EUR	66		10/18/2023	(68,749)
Meggitt PLC	1 Month SONIA Plus 0.54%	Maturity	GBP	244		10/18/2023	295,859
Moneygram International, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	83		10/18/2023	(82,659)
Progenics Pharmaceuticals CVR	1 Month FedFundEffective Plus 0.08%	Maturity	USD	0	**	10/18/2023	0
Sanderson Farms, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	151		10/18/2023	150,642
Spirit Airlines, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	56		10/18/2023	(55,638)
Terminix Global Holdings, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	115		10/18/2023	(114,894)
Tower Semiconductor, Ltd.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	90		10/18/2023	(89,625)
Turning Point Therapeutics, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	44		10/18/2023	43,840
Ultra Electronics Hldgs PLC	1 Month SONIA Plus 0.54%	Maturity	GBP	163		10/18/2023	198,274
Pay Total Return on Reference Obligation
Goldman Sachs International

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Columbia Banking System, Inc.	1 Month SOFR Minus 0.32%	Maturity	USD	782	07/15/2025	$782,045
Entegris, Inc.	1 Month SOFR Minus 0.32%	Maturity	USD	364	07/15/2025	364,450
II-VI, Inc.	1 Month SOFR Minus 0.31%	Maturity	USD	230	01/05/2023	229,538
Lifeworks, Inc.	1 Month CDOR Plus 0.35%	Maturity	CAD	7	07/15/2025	(5,803)
New York Community Bancorp, Inc.	1 Month SOFR Minus 0.30%	Maturity	USD	1,197	07/15/2025	1,197,194
Telus Corp.	1 Month CDOR Plus 1.10%	Maturity	CAD	1	07/15/2025	(836)
JPMorgan Chase Bank, NA
Broadcom, Inc.	1 Month OBFR Minus 0.28%	Maturity	USD	259	08/12/2022	259,317
Gold Fields, Ltd.	1 Month OBFR Minus 0.25%	Maturity	USD	285	08/12/2022	285,158
Healthcare Realty Trust, Inc.	1 Month OBFR Minus 0.30%	Maturity	USD	38	08/12/2022	(38,169)
Intercontinental Exchange, Inc.	1 Month OBFR Minus 0.28%	Maturity	USD	37	08/12/2022	36,898
Maxlinear, Inc.	1 Month OBFR Minus 0.28%	Maturity	USD	109	08/12/2022	109,493
MKS Instruments, Inc.	1 Month OBFR Minus 0.40%	Maturity	USD	517	08/12/2022	517,068
PotlatchDeltic Corp.	1 Month OBFR Minus 0.28%	Maturity	USD	25	08/12/2022	24,674
Prologis, Inc.	1 Month OBFR Minus 0.28%	Maturity	USD	291	08/12/2022	(291,002)
Morgan Stanley Capital Services LLC
Frontier Group Holdings, Inc.	1 Month FedFundEffective Minus 1.57%	Maturity	USD	258	10/18/2023	257,635
NortonLifeLock, Inc.	1 Month FedFundEffective Minus 0.29%	Maturity	USD	117	10/18/2023	116,502

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Rentokil Initial PLC	1 Month FedFundEffective Minus 0.26%	Maturity	USD	258	10/18/2023	$258,323

						$(391,404)

**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $216,930,739 and gross unrealized depreciation of investments was $(14,778,245), resulting in net unrealized appreciation of $202,152,494.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 - 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 - 90 day redemption notice periods. Certain Underlying Portfolios have lock up periods of up to one year.

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (“going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 – 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 30-90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

SEK – Swedish Krona

USD – United States Dollar

Glossary:

CDOR – Canadian Dealer Offered Rate

ESTR – Euro Short-Term Rate

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

OBFR – Overnight Bank Funding Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

AB Multi-Manager Alternative Fund

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$16,993,509	$—	$—	$16,993,509
Warants	83,292	—	—	83,292
Short-Term Investments	78,374,336	—	—	78,374,336
Investments valued at NAV				926,657,382

Total Investments in Securities	95,451,137	—	—	1,022,108,519

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Total Return Swaps	$—	$8,133,540	$—	$8,133,540
Liabilities:
Total Return Swaps	—	(8,524,944)	—	(8,524,944)

Total	$95,451,137	$(391,404)	$—	$1,021,717,115

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2022 is as follows:

Fund	Market Value 03/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$110,999	$4,375	$37,000	$78,374	$62